Long-Term Debt (Detail) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	€ 113,531	€ 114,899
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	69,566	71,414
Floating rate	11,606	11,196
Other	24,089	20,578
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	8,184	11,626
Floating rate	0	0
Other	€ 85	€ 85